September 24, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard STAR Funds (the Trust) File No. 2-88373

Dear Commissioners:

Enclosed is the 57th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) register Admiral ETF, Signal, Institutional, and Institutional Plus Shares of Vanguard Total International Stock Index Fund, (2) register Institutional Plus Shares of Vanguard Developed Markets Index Fund, and (3) effect a number of non-material changes. Vanguard Total International Stock Index Fund and Vanguard Developed Markets Index Fund are both series of the Trust.

Pursuant to Rule 485(a) under the Securities Act of 1933, we have designated an effective date of November 26, 2010 for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Michael Drayo
Associate Counsel
The Vanguard Group, Inc.

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission